Financial instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Details) - 10% percentage appreciation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Euro
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ 124	$ (123)
Increase in net assets	1,486	601
Malaysian ringgit
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	65	119
Increase in net assets	313	399
Australian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(65)	(3)
Increase in net assets	837	591
Sterling
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(168)	(180)
Increase in net assets	894	738
Canadian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(44)	(44)
Increase in net assets	$ 1,575	$ 1,439